LONG-TERM DEBT (Tables)	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Notes and other explanatory information [abstract]
Schedule of long-term debt

	Note
Movement in long-term debt	10.1	10.2	10.3	10.4	10.5	10.6	10.7	Total $
Balance - October 31, 2021	-	600,572	249,064	280,567	150,000	142,997	786,461	2,209,661
Additions to debt	1,250,000	100,000	-	-	-	-	-	1,350,000
Settlement of debt	-	(706,352)	-	-	-	-	-	(706,352)
Interest accretion	-	5,780	79,046	71,443	-	36,594	295,453	488,316
Debt payments	-	-	(25,000)	(25,000)	(150,000)	(12,500)	(520,303)	(732,803)
Balance - October 31, 2022	1,250,000	-	303,110	327,010	-	167,091	561,611	2,608,822
Interest accretion	-	-	96,985	83,752	-	43,006	187,782	411,525
Debt payments	(900,000)	-	(25,000)	(25,000)	-	(12,500)	(669,330)	(1,631,830)
Balance - October 31, 2023	350,000	-	375,095	385,762	-	197,597	80,063	1,388,517
Interest accretion	-	-	18,355	15,418	-	3,811	4,769	42,353
Debt payments	(350,000)	-	(4,167)	(4,167)	-	(125,000)	(84,832)	(568,166)
Balance - December 31, 2023	-	-	389,283	397,013	-	76,408	-	862,704
Current portion	-	-	348,581	355,369	-	76,408	-	780,358
Non-current portion	-	-	40,702	41,644	-	-	-	82,346

	Note
Movement in long-term debt	10.1	10.2	10.3	10.4	10.5	10.6	10.7	Total $
Balance – October 31, 2023	350,000	375,095	385,762	197,597	80,063	-	-	1,388,517
Interest accretion	-	18,355	15,418	3,811	4,769	-	-	42,353
Debt and interest payments	(350,000)	(4,167)	(4,167)	(125,000)	(84,832)	-	-	(568,166)
Balance – December 31, 2023	-	389,283	397,013	76,408	-	-	-	862,704
Additions to debt	-	-	-	-	-	1,285,000	662,251	1,947,251
Interest accretion	-	28,867	37,300	10,644	-	63,289	61,150	201,250
Debt and interest payments	-	(339,584)	(352,952)	(66,484)	-	(94,229)	(57,352)	(910,601)
Balance – September 30, 2024	-	78,566	81,361	20,567	-	1,254,060	666,049	2,100,603
Current portion	-	78,566	81,361	20,567	-	144,426	233,595	558,515
Non-current portion	-	-	-	-	-	1,109,634	432,454	1,542,088

	Note
Undiscounted future payments at:	10.1	10.2	10.3	10.4	10.5	10.6	10.7	Total $
December 31, 2023	-	427,083	428,824	88,298	-	-	-	944,205
September 30, 2024	-	87,500	86,287	65,442	-	1,421,542	820,638	2,481,409
Current portion	-	87,500	86,287	65,442	-	224,782	328,255	792,266
Non-current portion	-	-	-	-	-	1,196,760	492,383	1,689,143